NATIONWIDE

MULTI-FLEX

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Multi-Flex Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
1,099,361 shares (cost $30,777,007)	$44,897,923
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
396,153 shares (cost $10,224,788)	17,462,404
Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)
244,329 shares (cost $10,565,445)	10,266,698
Federated NVIT High Income Bond Fund - Class I (HIBF)
132,390 shares (cost $908,304)	914,813
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
26,749 shares (cost $224,931)	304,935
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
16,636 shares (cost $206,106)	250,867
NVIT Nationwide Fund - Class I (TRF)
5,238,445 shares (cost $52,010,819)	69,095,093
NVIT Government Bond Fund - Class I (GBF)
1,832,124 shares (cost $21,292,513)	19,786,940
American Century NVIT Growth Fund - Class I (CAF)
264,355 shares (cost $3,457,883)	5,316,169
NVIT Money Market Fund - Class I (SAM)
6,344,263 shares (cost $6,344,263)	6,344,263
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
10,840 shares (cost $117,622)	142,439
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
595,056 shares (cost $5,092,939)	8,187,977
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,854,182 shares (cost $16,784,279)	24,549,376
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2,914 shares (cost $57,052)	68,451
VP Balanced Fund - Class I (ACVB)
613,536 shares (cost $4,115,343)	4,957,373
VP Capital Appreciation Fund - Class I (ACVCA)
291,496 shares (cost $2,954,591)	5,328,545
VP Income & Growth Fund - Class I (ACVIG)
429,529 shares (cost $2,829,954)	3,938,782
Appreciation Portfolio - Initial Shares (DCAP)
120,058 shares (cost $4,046,716)	5,756,790
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
880,315 shares (cost $30,770,327)	41,401,205
Quality Bond Portfolio - Initial Shares (DQBP)
435,272 shares (cost $4,887,522)	5,157,974
Contrafund(R)Portfolio - Service Class 2 (FC2)
137,965 shares (cost $2,934,917)	4,659,067
Equity-Income Portfolio - Initial Class (FEIP)
2,160,590 shares (cost $47,900,300)	50,320,131
High Income Portfolio - Initial Class (FHIP)
1,999,744 shares (cost $11,088,069)	11,598,515
Templeton Foreign Securities Fund - Class 1 (TIF)
1,091,439 shares (cost $14,922,499)	19,165,675
Balanced Portfolio - I Class Shares (AMBP)
735,648 shares (cost $7,193,961)	9,997,453
Real Return Portfolio - Administrative Class (PMVRRA)
164,574 shares (cost $2,309,904)	2,073,633
Total Return Portfolio - Administrative Class (PMVTRA)
276,459 shares (cost $3,132,463)	3,035,522

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VI American Franchise Fund - Series I Shares (ACEG)
33,132 shares (cost $1,234,732)	$1,677,471
VI Global Health Care Fund - Series I Shares (IVHS)
17,587 shares (cost $360,729)	515,661
VI Global Real Estate Fund - Series I Shares (IVRE)
67,646 shares (cost $873,884)	1,034,303
VI International Growth Fund - Series I Shares (AVIE)
40,895 shares (cost $1,155,491)	1,444,413
Micro-Cap Portfolio - Investment Class (ROCMC)
104,221 shares (cost $1,048,825)	1,337,156
SBL Fund - Series D (World Equity Income Series) (SBLD)
81,379 shares (cost $811,849)	976,550
SBL Fund - Series J (StylePlus Mid Growth Series) (SBLJ)
10,770 shares (cost $316,369)	467,955
Series N (Managed Asset Allocation Series) (SBLN)
13,541 shares (cost $253,219)	351,116
Series O (All Cap Value Series) (SBLO)
36,927 shares (cost $829,771)	1,213,036
Series P (High Yield Series) (SBLP)
18,421 shares (cost $531,167)	608,266
Series Q (Small Cap Value Series) (SBLQ)
37,376 shares (cost $1,321,528)	1,960,753
Series V (Mid Cap Value Series) (SBLV)
48,298 shares (cost $2,460,703)	4,030,935
SBL Fund - Series X (StylePlus Small Growth Series) (SBLX)
16,059 shares (cost $299,645)	468,917
SBL Fund - Series Y (StylePlus Large Growth Series) (SBLY)
3,323 shares (cost $34,570)	44,928

Total Investments	$391,110,473

Other Accounts Receivable	4,625
Accounts Receivable-Total Return Portfolio - Administrative Class (PMVTRA)	3,344
Accounts Receivable-VI Global Real Estate Fund - Series I Shares (IVRE)	336

Accounts Receivable-NVIT Money Market Fund - Class I (SAM)	(3,368)
Accounts Receivable-NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	(36)
Accounts Receivable-NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(6,533)
Accounts Receivable-NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	(20,125)
Accounts Receivable-SBL Fund - Series D (World Equity Income Series) (SBLD)	(640)
Accounts Receivable-Series N (Managed Asset Allocation Series) (SBLN)	(294)
Accounts Receivable-Series O (All Cap Value Series) (SBLO)	(840)
Accounts Receivable-Series V (Mid Cap Value Series) (SBLV)	(1,975)
Accounts Receivable-SBL Fund - Series X (StylePlus Small Growth Series) (SBLX)	(249)
Accounts Receivable-SBL Fund - Series Y (StylePlus Large Growth Series) (SBLY)	(34)

$391,084,684

Contract Owners’ Equity:
Accumulation units	390,949,627
Contracts in payout (annuitization) period (note 1f)	135,057

Total Contract Owners’ Equity (note 5)	$391,084,684

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	DSIF	DSRG	JAIG	HIBF	NVNMO1	NVNSR1	TRF
Reinvested dividends	$5,841,842	761,686	199,716	326,926	49,089	2,806	1,563	843,483
Mortality and expense risk charges (note 2)	(4,724,022)	(524,755)	(201,194)	(131,037)	(9,572)	(3,647)	(7,013)	(841,595)

Net investment income (loss)	1,117,820	236,931	(1,478)	195,889	39,517	(841)	(5,450)	1,888

Realized gain (loss) on investments	8,232,511	1,006,227	516,613	(784,888)	12,138	19,581	187,724	1,725,429
Change in unrealized gain (loss) on investments	66,176,086	9,269,731	3,957,754	1,861,628	(7,176)	68,608	(77)	15,003,704

Net gain (loss) on investments	74,408,597	10,275,958	4,474,367	1,076,740	4,962	88,189	187,647	16,729,133

Reinvested capital gains	5,782,659	454,763	-	-	-	11,782	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$81,309,076	10,967,652	4,472,889	1,272,629	44,479	99,130	182,197	16,731,021

Investment Activity:	GBF	CAF	SAM	NVMLG1	NVMMG1	NVMMV2	NVOLG1	ACVB
Reinvested dividends	$400,352	32,655	-	899	-	265,351	309	68,741
Mortality and expense risk charges (note 2)	(268,747)	(63,821)	(87,495)	(1,285)	(92,946)	(280,326)	(735)	(54,317)

Net investment income (loss)	131,605	(31,166)	(87,495)	(386)	(92,946)	(14,975)	(426)	14,424

Realized gain (loss) on investments	(156,928)	412,381	-	1,075	421,941	877,855	15,581	38,312
Change in unrealized gain (loss) on investments	(1,350,914)	837,967	-	20,997	1,465,166	4,496,576	694	503,798

Net gain (loss) on investments	(1,507,842)	1,250,348	-	22,072	1,887,107	5,374,431	16,275	542,110

Reinvested capital gains	235,589	-	-	7,573	535,941	1,029,462	-	76,342

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,140,648)	1,219,182	(87,495)	29,259	2,330,102	6,388,918	15,849	632,876

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	ACVCA	ACVIG	DCAP	DSC	DQBP	FC2	FEIP	FHIP
Reinvested dividends	$-	79,814	117,512	-	145,989	35,298	1,183,475	671,135
Mortality and expense risk charges (note 2)	(64,724)	(45,723)	(76,240)	(456,938)	(65,278)	(52,838)	(609,496)	(148,634)

Net investment income (loss)	(64,724)	34,091	41,272	(456,938)	80,711	(17,540)	573,979	522,501

Realized gain (loss) on investments	244,573	65,839	74,031	272,773	42,068	115,140	445,169	(127,311)
Change in unrealized gain (loss) on investments	884,273	954,503	932,978	13,995,643	(269,309)	982,384	7,041,827	138,350

Net gain (loss) on investments	1,128,846	1,020,342	1,007,009	14,268,416	(227,241)	1,097,524	7,486,996	11,039

Reinvested capital gains	193,356	-	15,280	-	-	1,236	3,137,722	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,257,478	1,054,433	1,063,561	13,811,478	(146,530)	1,081,220	11,198,697	533,540

Investment Activity:	TIF	AMBP	PMVRRA	PMVTRA	ACEG	IVHS	IVRE	AVIE
Reinvested dividends	$449,044	-	37,957	94,513	6,950	2,768	41,079	16,265
Mortality and expense risk charges (note 2)	(223,211)	(126,266)	(27,815)	(55,863)	(19,755)	(5,157)	(14,058)	(23,908)

Net investment income (loss)	225,833	(126,266)	10,142	38,650	(12,805)	(2,389)	27,021	(7,643)

Realized gain (loss) on investments	489,651	379,489	23,148	22,990	47,033	14,661	102,108	291,813
Change in unrealized gain (loss) on investments	2,834,497	1,303,403	(283,743)	(257,786)	478,196	117,981	(109,312)	(29,189)

Net gain (loss) on investments	3,324,148	1,682,892	(260,595)	(234,796)	525,229	132,642	(7,204)	262,624

Reinvested capital gains	-	-	16,733	32,990	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,549,981	1,556,626	(233,720)	(163,156)	512,424	130,253	19,817	254,981

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV
Reinvested dividends	$6,467	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(16,799)	(7,151)	(5,721)	(4,079)	(21,193)	(10,939)	(20,214)	(47,602)

Net investment income (loss)	(10,332)	(7,151)	(5,721)	(4,079)	(21,193)	(10,939)	(20,214)	(47,602)

Realized gain (loss) on investments	162,037	367	55,672	6,395	572,824	118,339	119,313	350,620
Change in unrealized gain (loss) on investments	51,907	108,858	64,639	36,783	(79,795)	(59,724)	378,073	722,842

Net gain (loss) on investments	213,944	109,225	120,311	43,178	493,029	58,615	497,386	1,073,462

Reinvested capital gains	33,890	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$237,502	102,074	114,590	39,099	471,836	47,676	477,172	1,025,860

Investment Activity:	SBLX	SBLY
Reinvested dividends	$-	-
Mortality and expense risk charges (note 2)	(5,358)	(577)

Net investment income (loss)	(5,358)	(577)

Realized gain (loss) on investments	41,684	9,044
Change in unrealized gain (loss) on investments	106,834	2,517

Net gain (loss) on investments	148,518	11,561

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$143,160	10,984

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		DSIF		DSRG		JAIG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,117,820	1,486,699	236,931	291,829	(1,478)	(66,796)	195,889	(67,895)
Realized gain (loss) on investments	8,232,511	614,526	1,006,227	319,193	516,613	298,345	(784,888)	138,669
Change in unrealized gain (loss) on investments	66,176,086	29,934,030	9,269,731	2,544,737	3,957,754	1,258,741	1,861,628	25,604
Reinvested capital gains	5,782,659	9,602,864	454,763	1,842,278	-	-	-	1,230,856

Net increase (decrease) in contract owners’ equity resulting from operations	81,309,076	41,638,119	10,967,652	4,998,037	4,472,889	1,490,290	1,272,629	1,327,234

Equity transactions:
Purchase payments received from contract owners (note 3)	6,097,487	6,342,272	656,741	713,638	241,808	292,234	178,142	214,977
Transfers between subaccounts (including fixed account), net (note 3)	(2,292,904)	(2,909,515)	(12,376)	(299,607)	83,187	(278,721)	(810,117)	(881,631)
Redemptions	(42,610,883)	(38,949,417)	(4,364,628)	(3,373,055)	(1,614,951)	(1,388,383)	(1,383,295)	(1,726,831)
Annuity benefits	(11,619)	(11,505)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(247,172)	(245,592)	(22,580)	(20,937)	(8,163)	(7,613)	(5,306)	(6,028)
Contingent deferred sales charges (note 2)	(309,820)	(340,496)	(40,010)	(43,502)	(20,888)	(23,303)	(8,401)	(10,514)
Adjustments to maintain reserves	(17,486)	(2)	(7,222)	(1,681)	1,435	268	1,981	(2,229)

Net equity transactions	(39,392,397)	(36,114,255)	(3,790,075)	(3,025,144)	(1,317,572)	(1,405,518)	(2,026,996)	(2,412,256)

Net change in contract owners’ equity	41,916,679	5,523,864	7,177,577	1,972,893	3,155,317	84,772	(754,367)	(1,085,022)
Contract owners’ equity beginning of period	349,168,005	343,644,141	37,718,186	35,745,293	14,307,102	14,222,330	11,020,898	12,105,920

Contract owners’ equity end of period	$391,084,684	349,168,005	44,895,763	37,718,186	17,462,419	14,307,102	10,266,531	11,020,898

CHANGES IN UNITS:
Beginning units	13,497,343	14,845,421	1,126,601	1,219,576	562,828	618,362	395,439	486,377
Units purchased	1,062,936	1,193,849	50,496	53,075	18,355	19,006	15,688	25,771
Units redeemed	(2,413,870)	(2,541,927)	(147,853)	(146,050)	(63,163)	(74,540)	(85,412)	(116,709)

Ending units	12,146,409	13,497,343	1,029,244	1,126,601	518,020	562,828	325,715	395,439

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	HIBF		NVNMO1		NVNSR1		TRF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$39,517	52,360	(841)	399	(5,450)	4,528	1,888	62,270
Realized gain (loss) on investments	12,138	8,924	19,581	3,972	187,724	192	1,725,429	(643,880)
Change in unrealized gain (loss) on investments	(7,176)	27,762	68,608	13,610	(77)	47,964	15,003,704	7,948,359
Reinvested capital gains	-	-	11,782	17,529	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	44,479	89,046	99,130	35,510	182,197	52,684	16,731,021	7,366,749

Equity transactions:
Purchase payments received from contract owners (note 3)	14,509	16,430	5,259	4,684	22,695	13,254	1,173,687	674,991
Transfers between subaccounts (including fixed account), net (note 3)	180,297	108,948	(1,150)	(5,697)	(697,039)	739,076	(379,257)	(1,031,724)
Redemptions	(112,079)	(63,261)	(42,396)	(28,888)	(87,834)	(24,990)	(8,691,348)	(6,922,271)
Annuity benefits	-	-	-	-	-	-	(9,981)	(6,015)
Contract maintenance charges (note 2)	(394)	(382)	(146)	(122)	(281)	(214)	(63,640)	(66,470)
Contingent deferred sales charges (note 2)	(519)	(598)	(208)	(197)	(294)	(201)	(35,394)	(35,914)
Adjustments to maintain reserves	(91)	(99)	53	(19)	(41)	65	(1,127)	(4,915)

Net equity transactions	81,723	61,038	(38,588)	(30,239)	(762,794)	726,990	(8,007,060)	(7,392,318)

Net change in contract owners’ equity	126,202	150,084	60,542	5,271	(580,597)	779,674	8,723,961	(25,569)
Contract owners’ equity beginning of period	788,563	638,479	244,437	239,166	831,484	51,810	60,380,848	60,406,417

Contract owners’ equity end of period	$914,765	788,563	304,979	244,437	250,887	831,484	69,104,809	60,380,848

CHANGES IN UNITS:
Beginning units	39,232	35,910	27,434	30,980	81,518	5,589	581,325	655,935
Units purchased	13,916	8,947	3,497	1,749	13,117	80,205	13,685	10,722
Units redeemed	(10,080)	(5,625)	(6,822)	(5,295)	(76,676)	(4,276)	(80,898)	(85,332)

Ending units	43,068	39,232	24,109	27,434	17,959	81,518	514,112	581,325

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GBF		CAF		SAM		NVMLG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$131,605	209,556	(31,166)	(35,647)	(87,495)	(100,575)	(386)	(687)
Realized gain (loss) on investments	(156,928)	14,038	412,381	214,243	-	-	1,075	5,682
Change in unrealized gain (loss) on investments	(1,350,914)	(570,967)	837,967	375,407	-	-	20,997	4,343
Reinvested capital gains	235,589	757,423	-	-	-	-	7,573	2,109

Net increase (decrease) in contract owners’ equity resulting from operations	(1,140,648)	410,050	1,219,182	554,003	(87,495)	(100,575)	29,259	11,447

Equity transactions:
Purchase payments received from contract owners (note 3)	341,798	285,733	124,807	228,634	193,882	222,674	2,385	2,183
Transfers between subaccounts (including fixed account), net (note 3)	722,363	(121,435)	216,907	31,280	274,353	863,867	45,115	(6,346)
Redemptions	(2,733,332)	(2,430,400)	(909,894)	(576,905)	(1,378,287)	(2,003,749)	(6,806)	(19,890)
Annuity benefits	(1,239)	(1,308)	-	-	(399)	(4,182)	-	-
Contract maintenance charges (note 2)	(19,809)	(22,485)	(7,060)	(7,035)	(7,235)	(8,235)	(51)	(41)
Contingent deferred sales charges (note 2)	(10,465)	(11,769)	(630)	(144)	(3,619)	(4,193)	(60)	(41)
Adjustments to maintain reserves	853	(2,599)	(155)	7	575	14,640	(52)	12

Net equity transactions	(1,699,831)	(2,304,263)	(576,025)	(324,163)	(920,730)	(919,178)	40,531	(24,123)

Net change in contract owners’ equity	(2,840,479)	(1,894,213)	643,157	229,840	(1,008,225)	(1,019,753)	69,790	(12,676)
Contract owners’ equity beginning of period	22,628,216	24,522,429	4,672,901	4,443,061	7,349,120	8,368,873	72,613	85,289

Contract owners’ equity end of period	$19,787,737	22,628,216	5,316,058	4,672,901	6,340,895	7,349,120	142,403	72,613

CHANGES IN UNITS:
Beginning units	384,448	423,716	217,917	233,176	293,146	329,210	7,161	9,659
Units purchased	29,496	11,736	16,926	14,084	64,997	100,586	4,048	1,608
Units redeemed	(58,926)	(51,004)	(41,242)	(29,343)	(102,107)	(136,650)	(645)	(4,106)

Ending units	355,018	384,448	193,601	217,917	256,036	293,146	10,564	7,161

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMMG1		NVMMV2		NVOLG1		ACVB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(92,946)	(83,692)	(14,975)	(29,628)	(426)	(269)	14,424	28,678
Realized gain (loss) on investments	421,941	271,795	877,855	572,640	15,581	2,353	38,312	(13,970)
Change in unrealized gain (loss) on investments	1,465,166	43,615	4,496,576	271,940	694	7,970	503,798	344,001
Reinvested capital gains	535,941	617,506	1,029,462	1,862,020	-	-	76,342	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,330,102	849,224	6,388,918	2,676,972	15,849	10,054	632,876	358,709

Equity transactions:
Purchase payments received from contract owners (note 3)	98,392	109,036	324,654	360,240	1,253	5,649	56,201	37,421
Transfers between subaccounts (including fixed account), net (note 3)	20,052	(151,781)	866,693	(503,651)	30,571	26,773	987,259	66,876
Redemptions	(792,368)	(639,456)	(2,298,409)	(2,156,495)	(77,365)	-	(329,547)	(418,223)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,784)	(3,407)	(11,373)	(9,923)	(29)	(38)	(2,749)	(2,613)
Contingent deferred sales charges (note 2)	(7,971)	(8,769)	(21,231)	(23,107)	(50)	(37)	(2,381)	(3,114)
Adjustments to maintain reserves	(2,690)	22	(11,898)	3,663	(45)	8	685	(253)

Net equity transactions	(688,369)	(694,355)	(1,151,564)	(2,329,273)	(45,665)	32,355	709,468	(319,906)

Net change in contract owners’ equity	1,641,733	154,869	5,237,354	347,699	(29,816)	42,409	1,342,344	38,803
Contract owners’ equity beginning of period	6,539,711	6,384,842	19,291,897	18,944,198	98,250	55,841	3,615,006	3,576,203

Contract owners’ equity end of period	$8,181,444	6,539,711	24,529,251	19,291,897	68,434	98,250	4,957,350	3,615,006

CHANGES IN UNITS:
Beginning units	624,018	690,999	1,710,281	1,929,143	6,250	4,161	249,134	271,951
Units purchased	38,273	22,146	139,072	62,259	1,582	2,757	85,967	16,713
Units redeemed	(92,950)	(89,127)	(224,902)	(281,121)	(4,604)	(668)	(40,365)	(39,530)

Ending units	569,341	624,018	1,624,451	1,710,281	3,228	6,250	294,736	249,134

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVCA		ACVIG		DCAP		DSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(64,724)	(60,119)	34,091	26,385	41,272	152,394	(456,938)	(382,365)
Realized gain (loss) on investments	244,573	109,771	65,839	(3,800)	74,031	96,486	272,773	(928,631)
Change in unrealized gain (loss) on investments	884,273	295,766	954,503	399,111	932,978	294,611	13,995,643	6,579,037
Reinvested capital gains	193,356	253,062	-	-	15,280	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,257,478	598,480	1,054,433	421,696	1,063,561	543,491	13,811,478	5,268,041

Equity transactions:
Purchase payments received from contract owners (note 3)	6,507	10,469	53,542	59,130	114,303	149,505	530,665	654,661
Transfers between subaccounts (including fixed account), net (note 3)	18,091	(37,267)	230,421	(66,897)	(1,086,148)	75,067	(387,205)	(546,984)
Redemptions	(490,828)	(183,693)	(517,392)	(542,602)	(610,483)	(569,978)	(3,296,120)	(3,327,827)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,526)	(5,662)	(1,858)	(1,711)	(3,082)	(3,223)	(18,529)	(15,562)
Contingent deferred sales charges (note 2)	(119)	-	(3,290)	(3,996)	(5,150)	(6,184)	(47,232)	(49,614)
Adjustments to maintain reserves	(13)	26	964	(1,410)	593	(1,328)	(3,363)	3,879

Net equity transactions	(471,888)	(216,127)	(237,613)	(557,486)	(1,589,967)	(356,141)	(3,221,784)	(3,281,447)

Net change in contract owners’ equity	785,590	382,353	816,820	(135,790)	(526,406)	187,350	10,589,694	1,986,594
Contract owners’ equity beginning of period	4,542,958	4,160,605	3,122,538	3,258,328	6,284,076	6,096,726	30,811,947	28,825,353

Contract owners’ equity end of period	$5,328,548	4,542,958	3,939,358	3,122,538	5,757,670	6,284,076	41,401,641	30,811,947

CHANGES IN UNITS:
Beginning units	131,927	138,330	197,879	233,740	344,900	364,637	1,359,754	1,513,935
Units purchased	621	818	28,826	9,385	12,975	37,549	37,117	51,404
Units redeemed	(12,799)	(7,221)	(40,535)	(45,246)	(93,519)	(57,286)	(150,583)	(205,585)

Ending units	119,749	131,927	186,170	197,879	264,356	344,900	1,246,288	1,359,754

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DQBP		FC2		FEIP		FHIP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$80,711	94,042	(17,540)	(8,760)	573,979	779,039	522,501	536,494
Realized gain (loss) on investments	42,068	70,285	115,140	(80,602)	445,169	(662,586)	(127,311)	(163,994)
Change in unrealized gain (loss) on investments	(269,309)	135,595	982,384	638,869	7,041,827	3,580,654	138,350	1,069,191
Reinvested capital gains	-	-	1,236	-	3,137,722	2,779,875	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(146,530)	299,922	1,081,220	549,507	11,198,697	6,476,982	533,540	1,441,691

Equity transactions:
Purchase payments received from contract owners (note 3)	72,538	75,178	93,938	139,156	620,924	762,279	174,282	201,044
Transfers between subaccounts (including fixed account), net (note 3)	432,728	9,476	209,909	(317,386)	(696,973)	(1,260,222)	(34,951)	29,998
Redemptions	(549,262)	(560,702)	(525,097)	(502,855)	(4,584,900)	(4,954,442)	(1,203,104)	(1,165,197)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,640)	(2,780)	(2,147)	(2,067)	(26,992)	(25,741)	(6,029)	(6,158)
Contingent deferred sales charges (note 2)	(4,455)	(5,455)	(2,583)	(2,541)	(43,018)	(47,175)	(14,124)	(17,288)
Adjustments to maintain reserves	814	(1,285)	1,243	238	580	(3,472)	(1,570)	2,294

Net equity transactions	(50,277)	(485,568)	(224,737)	(685,455)	(4,730,379)	(5,528,773)	(1,085,496)	(955,307)

Net change in contract owners’ equity	(196,807)	(185,646)	856,483	(135,948)	6,468,318	948,209	(551,956)	486,384
Contract owners’ equity beginning of period	5,354,395	5,540,041	3,802,460	3,938,408	43,848,497	42,900,288	12,148,649	11,662,265

Contract owners’ equity end of period	$5,157,588	5,354,395	4,658,943	3,802,460	50,316,815	43,848,497	11,596,693	12,148,649

CHANGES IN UNITS:
Beginning units	254,971	278,534	311,148	369,430	1,336,415	1,513,759	547,978	593,197
Units purchased	32,985	14,907	36,465	54,705	33,662	38,705	17,135	23,380
Units redeemed	(35,257)	(38,470)	(52,748)	(112,987)	(157,638)	(216,049)	(64,825)	(68,599)

Ending units	252,699	254,971	294,865	311,148	1,212,439	1,336,415	500,288	547,978

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TIF		AMBP		PMVRRA		PMVTRA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$225,833	315,424	(126,266)	(129,822)	10,142	(4,833)	38,650	60,392
Realized gain (loss) on investments	489,651	169,672	379,489	193,702	23,148	85,110	22,990	67,070
Change in unrealized gain (loss) on investments	2,834,497	2,079,704	1,303,403	729,934	(283,743)	(36,681)	(257,786)	138,791
Reinvested capital gains	-	-	-	-	16,733	118,083	32,990	92,685

Net increase (decrease) in contract owners’ equity resulting from operations	3,549,981	2,564,800	1,556,626	793,814	(233,720)	161,679	(163,156)	358,938

Equity transactions:
Purchase payments received from contract owners (note 3)	274,459	308,792	124,635	130,291	76,915	82,750	131,540	127,498
Transfers between subaccounts (including fixed account), net (note 3)	513,823	(274,244)	(85,747)	(157,523)	173,071	142,902	(1,366,601)	954,210
Redemptions	(1,945,572)	(1,923,849)	(1,390,534)	(1,048,886)	(319,169)	(328,156)	(565,231)	(591,803)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(9,007)	(8,201)	(7,234)	(7,677)	(1,156)	(1,195)	(2,210)	(2,310)
Contingent deferred sales charges (note 2)	(17,055)	(18,706)	(8,263)	(9,604)	(1,206)	(1,252)	(2,139)	(2,716)
Adjustments to maintain reserves	1,858	(2,942)	23	(154)	(422)	(714)	724	(246)

Net equity transactions	(1,181,494)	(1,919,150)	(1,367,120)	(1,093,553)	(71,967)	(105,665)	(1,803,917)	484,633

Net change in contract owners’ equity	2,368,487	645,650	189,506	(299,739)	(305,687)	56,014	(1,967,073)	843,571
Contract owners’ equity beginning of period	16,797,486	16,151,836	9,807,432	10,107,171	2,379,486	2,323,472	5,005,939	4,162,368

Contract owners’ equity end of period	$19,165,973	16,797,486	9,996,938	9,807,432	2,073,799	2,379,486	3,038,866	5,005,939

CHANGES IN UNITS:
Beginning units	620,520	698,307	370,925	412,530	158,844	166,439	328,221	295,172
Units purchased	47,233	26,326	9,634	9,586	34,852	45,891	57,813	97,521
Units redeemed	(85,908)	(104,113)	(57,248)	(51,191)	(39,165)	(53,486)	(180,184)	(64,472)

Ending units	581,845	620,520	323,311	370,925	154,531	158,844	205,850	328,221

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACEG		IVHS		IVRE		AVIE
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(12,805)	(12,333)	(2,389)	(3,246)	27,021	(6,364)	(7,643)	5,517
Realized gain (loss) on investments	47,033	(5,297)	14,661	6,209	102,108	(41,419)	291,813	(34,817)
Change in unrealized gain (loss) on investments	478,196	(35,456)	117,981	40,318	(109,312)	262,198	(29,189)	295,235
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	512,424	(53,086)	130,253	43,281	19,817	214,415	254,981	265,935

Equity transactions:
Purchase payments received from contract owners (note 3)	29,210	25,272	10,762	7,501	44,128	37,638	53,846	69,216
Transfers between subaccounts (including fixed account), net (note 3)	(68,919)	1,573,528	78,080	56,406	8,531	139,499	(886,873)	257,056
Redemptions	(233,462)	(103,657)	(16,330)	(11,696)	(142,792)	(73,319)	(222,570)	(195,454)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(792)	(507)	(227)	(127)	(565)	(469)	(963)	(1,041)
Contingent deferred sales charges (note 2)	(1,502)	(1,035)	(159)	(174)	(488)	(543)	(1,121)	(1,450)
Adjustments to maintain reserves	(120)	160	6	(111)	115	(242)	(213)	130

Net equity transactions	(275,585)	1,493,761	72,132	51,799	(91,071)	102,564	(1,057,894)	128,457

Net change in contract owners’ equity	236,839	1,440,675	202,385	95,080	(71,254)	316,979	(802,913)	394,392
Contract owners’ equity beginning of period	1,440,675	-	313,310	218,230	1,105,893	788,914	2,247,503	1,853,111

Contract owners’ equity end of period	$1,677,514	1,440,675	515,695	313,310	1,034,639	1,105,893	1,444,590	2,247,503

CHANGES IN UNITS:
Beginning units	138,918	-	23,646	19,636	96,248	86,790	119,231	112,106
Units purchased	4,196	150,359	7,299	8,024	18,906	24,777	13,923	28,295
Units redeemed	(26,122)	(11,441)	(2,894)	(4,014)	(26,342)	(15,319)	(67,907)	(21,170)

Ending units	116,992	138,918	28,051	23,646	88,812	96,248	65,247	119,231

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ROCMC		SBLD		SBLJ		SBLN
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(10,332)	(18,013)	(7,151)	(4,692)	(5,721)	(5,481)	(4,079)	(3,656)
Realized gain (loss) on investments	162,037	(4,392)	367	(14,379)	55,672	41,612	6,395	9,043
Change in unrealized gain (loss) on investments	51,907	81,998	108,858	71,808	64,639	22,541	36,783	27,526
Reinvested capital gains	33,890	29,438	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	237,502	89,031	102,074	52,737	114,590	58,672	39,099	32,913

Equity transactions:
Purchase payments received from contract owners (note 3)	30,849	40,831	14,451	10,778	11,439	13,963	9,777	6,297
Transfers between subaccounts (including fixed account), net (note 3)	(135,825)	(137,007)	514,129	(8,334)	(21,362)	(10,558)	43,809	21,197
Redemptions	(148,459)	(134,359)	(28,673)	(49,683)	(64,574)	(46,355)	(26,797)	(60,950)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(676)	(731)	(286)	(188)	(229)	(219)	(163)	(146)
Contingent deferred sales charges (note 2)	(420)	(607)	(359)	(321)	(288)	(346)	(178)	(326)
Adjustments to maintain reserves	13	(43)	(557)	(8)	(221)	233	(180)	154

Net equity transactions	(254,518)	(231,916)	498,705	(47,756)	(75,235)	(43,282)	26,268	(33,774)

Net change in contract owners’ equity	(17,016)	(142,885)	600,779	4,981	39,355	15,390	65,367	(861)
Contract owners’ equity beginning of period	1,354,214	1,497,099	375,131	370,150	428,552	413,162	285,455	286,316

Contract owners’ equity end of period	$1,337,198	1,354,214	975,910	375,131	467,907	428,552	350,822	285,455

CHANGES IN UNITS:
Beginning units	116,339	136,595	38,357	43,547	42,347	46,685	22,965	25,771
Units purchased	8,766	11,155	51,183	5,498	5,002	6,315	4,623	4,434
Units redeemed	(28,904)	(31,411)	(4,752)	(10,688)	(11,439)	(10,653)	(2,565)	(7,240)

Ending units	96,201	116,339	84,788	38,357	35,910	42,347	25,023	22,965

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SBLO		SBLP		SBLQ		SBLV
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(21,193)	(25,298)	(10,939)	(11,210)	(20,214)	(16,672)	(47,602)	(42,456)
Realized gain (loss) on investments	572,824	17,144	118,339	58,544	119,313	196,927	350,620	124,034
Change in unrealized gain (loss) on investments	(79,795)	264,604	(59,724)	62,921	378,073	32,716	722,842	408,757
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	471,836	256,450	47,676	110,255	477,172	212,971	1,025,860	490,335

Equity transactions:
Purchase payments received from contract owners (note 3)	44,584	66,576	22,059	24,968	29,961	33,453	77,120	101,339
Transfers between subaccounts (including fixed account), net (note 3)	(1,191,253)	11,513	(363,081)	121,570	274,146	(147,475)	76,784	(323,714)
Redemptions	(139,571)	(192,690)	(80,721)	(85,342)	(120,498)	(142,035)	(523,295)	(238,626)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(848)	(1,012)	(438)	(448)	(822)	(686)	(1,918)	(1,712)
Contingent deferred sales charges (note 2)	(947)	(1,344)	(479)	(589)	(723)	(863)	(2,144)	(2,094)
Adjustments to maintain reserves	365	(1,701)	(363)	174	130	(92)	(252)	168

Net equity transactions	(1,287,670)	(118,658)	(423,023)	60,333	182,194	(257,698)	(373,705)	(464,639)

Net change in contract owners’ equity	(815,834)	137,792	(375,347)	170,588	659,366	(44,727)	652,155	25,696
Contract owners’ equity beginning of period	2,028,030	1,890,238	983,702	813,114	1,301,413	1,346,140	3,376,805	3,351,109

Contract owners’ equity end of period	$1,212,196	2,028,030	608,355	983,702	1,960,779	1,301,413	4,028,960	3,376,805

CHANGES IN UNITS:
Beginning units	178,210	189,213	61,443	57,586	89,199	108,822	254,660	292,162
Units purchased	12,917	37,582	9,760	20,970	26,534	16,263	37,492	29,250
Units redeemed	(110,152)	(48,585)	(35,333)	(17,113)	(16,203)	(35,886)	(61,268)	(66,752)

Ending units	80,975	178,210	35,870	61,443	99,530	89,199	230,884	254,660

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SBLX		SBLY		AVCA
	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(5,358)	(5,069)	(577)	(787)	-	(6,243)
Realized gain (loss) on investments	41,684	42,329	9,044	1,116	-	73,193
Change in unrealized gain (loss) on investments	106,834	3,317	2,517	4,131	-	143,748
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	143,160	40,577	10,984	4,460	-	210,698

Equity transactions:
Purchase payments received from contract owners (note 3)	8,244	8,465	596	1,388	-	12,056
Transfers between subaccounts (including fixed account), net (note 3)	(47,744)	(4,268)	(20,602)	8,316	-	(1,574,601)
Redemptions	(33,721)	(36,673)	(9,189)	(4,094)	-	(101,697)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	(212)	(202)	(23)	(32)	-	(242)
Contingent deferred sales charges (note 2)	(231)	(248)	(26)	(37)	-	(585)
Adjustments to maintain reserves	112	(315)	(13)	24	-	(309)

Net equity transactions	(73,552)	(33,241)	(29,257)	5,565	-	(1,665,378)

Net change in contract owners’ equity	69,608	7,336	(18,273)	10,025	-	(1,454,680)
Contract owners’ equity beginning of period	399,060	391,724	63,167	53,142	-	1,454,680

Contract owners’ equity end of period	$468,668	399,060	44,894	63,167	-	-

CHANGES IN UNITS:
Beginning units	39,074	42,202	6,492	5,971	-	155,581
Units purchased	3,492	6,242	410	1,364	-	1,780
Units redeemed	(9,677)	(9,370)	(3,258)	(843)	-	(157,361)

Ending units	32,889	39,074	3,644	6,492	-	-

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable annuity Contracts through the Account. The primary distribution for the contracts is through Company agents and an affiliated sales organization; however, other distributors may be utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

JANUS FUNDS

Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class I (HIBF)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Quality Bond Portfolio - Initial Shares (DQBP)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund(R)Portfolio - Service Class 2 (FC2)

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Templeton Foreign Securities Fund - Class 1 (TIF)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Balanced Portfolio - I Class Shares (AMBP)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series I Shares (ACEG)

VI Global Health Care Fund - Series I Shares (IVHS)

VI Global Real Estate Fund - Series I Shares (IVRE)

VI International Growth Fund - Series I Shares (AVIE)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

SBL Fund - Series D (World Equity Income Series) (SBLD)

SBL Fund - Series J (StylePlus Mid Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

SBL Fund - Series X (StylePlus Small Growth Series) (SBLX)

SBL Fund - Series Y (StylePlus Large Growth Series) (SBLY)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)*

*At December 31, 2013, contract owners were not invested in this fund.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Multi-Flex Annuity contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments or the amount redeemed. For Multi-Flex Annuity contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following additional contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units; and (b) for Multi-Flex Annuity contracts, a mortality and expense risk charge assessed through a reduction of unit value equal to an annualized rate of 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30%; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge assessed through a reduction of unit values equal to an annualized rate of 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30% ; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk fee assessed through a reduction of unit values equal to an annualized rate of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $214,529 and $206,514, respectively, and total transfers from the Account to the fixed account were $1,568,278 and $1,001,321, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $358 and $0 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$ 391,110,473	$0	$0	$ 391,110,473

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

		Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)		$1,958,251	$5,049,434
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)		376,081	1,696,575
Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)		475,873	2,308,971
Federated NVIT High Income Bond Fund - Class I (HIBF)		314,883	193,554
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)		47,610	75,310
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)		132,324	900,526
NVIT Nationwide Fund - Class I (TRF)		1,752,087	9,759,610
NVIT Government Bond Fund - Class I (GBF)		2,016,505	3,351,426
American Century NVIT Growth Fund - Class I (CAF)		375,844	982,924
NVIT Money Market Fund - Class I (SAM)		1,264,758	2,274,240
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)		55,483	7,713
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)		826,859	1,069,547
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)		2,552,853	2,678,040
NVIT Large Cap Growth Fund - Class I (NVOLG1)		31,980	78,026
VP Balanced Fund - Class I (ACVB)		1,396,593	597,058
VP Capital Appreciation Fund - Class I (ACVCA)		216,154	559,409
VP Income & Growth Fund - Class I (ACVIG)		525,027	729,518
Appreciation Portfolio - Initial Shares (DCAP)		232,722	1,766,734
Opportunistic Small Cap Portfolio: Initial Shares (DSC)		130,942	3,806,312
Quality Bond Portfolio - Initial Shares (DQBP)		652,176	622,557
Contrafund(R)Portfolio - Service Class 2 (FC2)		377,459	619,746
Equity-Income Portfolio - Initial Class (FEIP)		4,514,988	5,534,266
High Income Portfolio - Initial Class (FHIP)		763,911	1,325,342
Templeton Foreign Securities Fund - Class 1 (TIF)		1,232,458	2,189,989
Balanced Portfolio - I Class Shares (AMBP)		79,999	1,573,421
Real Return Portfolio - Administrative Class (PMVRRA)		390,602	435,272
Total Return Portfolio - Administrative Class (PMVTRA)		757,389	2,490,393
VI American Franchise Fund - Series I Shares (ACEG)		32,580	320,852
VI Global Health Care Fund - Series I Shares (IVHS)		110,416	40,678
VI Global Real Estate Fund - Series I Shares (IVRE)		179,443	243,608
VI International Growth Fund - Series I Shares (AVIE)		198,669	1,263,993
Micro-Cap Portfolio - Investment Class (ROCMC)		114,304	345,281
SBL Fund - Series D (World Equity Income Series) (SBLD)		538,093	45,982
SBL Fund - Series J (StylePlus Mid Growth Series) (SBLJ)		40,970	121,704
Series N (Managed Asset Allocation Series) (SBLN)		52,168	29,799
Series O (All Cap Value Series) (SBLO)		99,912	1,409,141
Series P (High Yield Series) (SBLP)		119,471	553,069
Series Q (Small Cap Value Series) (SBLQ)		415,016	253,166
Series V (Mid Cap Value Series) (SBLV)		454,768	875,825
SBL Fund - Series X (StylePlus Small Growth Series) (SBLX)		29,223	108,246
SBL Fund - Series Y (StylePlus Large Growth Series) (SBLY)		4,431	34,252

	Total	$25,841,275	$58,321,509

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	1.30%	1,029,244	$43.62	$ 44,895,763	1.84%	30.31%
2012	1.30%	1,126,601	33.48	37,718,186	2.06%	14.23%
2011	1.30%	1,219,576	29.30 to 29.31	35,745,293	1.80%	0.56%
2010	1.30%	1,380,108	29.14	40,216,683	1.81%	13.35%
2009	1.30%	1,534,085	25.71	39,443,591	2.43%	24.69%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2013	1.30%	518,020	33.71	17,462,419	1.25%	32.60%
2012	1.30%	562,828	25.42	14,307,102	0.82%	10.52%
2011	1.30%	618,362	23.00	14,222,330	0.91%	-0.41%
2010	1.30%	704,270	23.10	16,268,592	0.88%	13.32%
2009	1.30%	786,996	20.38	16,040,426	0.94%	32.02%
Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)
2013	1.30%	325,715	31.52	10,266,531	3.16%	13.07%
2012	1.30%	395,439	27.87	11,020,898	0.69%	11.99%
2011	1.30%	486,377	24.89	12,105,920	0.47%	-33.05%
2010	1.30%	573,356	37.18	21,317,356	0.69%	23.68%
2009	1.30%	645,335	30.06	19,398,755	0.93%	77.22%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2013	1.30%	43,068	21.24	914,765	6.38%	5.68%
2012	1.30%	39,232	20.10	788,563	8.38%	13.06%
2011	1.30%	35,910	17.78	638, 479	7.87%	2.47%
2010	1.30%	49,838	17.35	864,689	8.34%	11.68%
2009	1.30%	50,503	15.53	784,449	9.61%	44.10%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2013	1.30%	24,109	12.65	304,979	0.97%	41.98%
2012	1.30%	27,434	8.91	244,437	1.47%	15.41%
2011	1.30%	30,980	7.72	239,166	0.59%	-12.77%
2010	1.30%	32,460	8.85	287,271	0.19%	14.05%
2009	1.30%	43,371	7.76	336,559	0.13%	50.97%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2013	1.30%	17,959	13.97	250,887	0.27%	36.96%
2012	1.30%	81,518	10.20	831,484	2.21%	10.03%
2011	1.30%	5,589	9.27	51,810	0.73%	-4.43%
2010	1.30%	4,410	9.70	42,777	2.91%	22.01%
2009	1.30%	1,677	7.95	13,334	0.57%	29.82%
NVIT Nationwide Fund - Class I (TRF)
2013	1.30%	514,112	131.09 to 134.98	68,973,455	1.30%	29.40%
2012	1.30%	581,325	104.31	60,268,729	1.40%	12.73%
2011	1.30%	655,935	89.87 to 92.53	60,335,274	1.14%	-0.78%
2010	1.30%	732,447	90.57 to 93.26	67,919,693	1.01%	11.98%
2009	1.30%	828,101	80.89 to 83.28	68,577,532	1.51%	24.46%
NVIT Government Bond Fund - Class I (GBF)
2013	1.30%	355,018	55.73 to 55.75	19,785,602	1.91%	-5.30%
2012	1.30%	384,448	58.87	22,625,324	2.17%	1.71%
2011	1.30%	423,716	57.86 to 57.88	24,516,408	2.89%	5.86%
2010	1.30%	492,428	54.65 to 54.67	26,912,874	2.91%	3.42%
2009	1.30%	548,861	52.84 to 52.86	29,004,723	3.31%	1.35%
American Century NVIT Growth Fund - Class I (CAF)
2013	1.30%	193,601	27.46	5,316,058	0.67%	28.05%
2012	1.30%	217,917	21.44	4,672,901	0.56%	12.54%
2011	1.30%	233,176	19.05	4,443,061	0.58%	-1.98%
2010	1.30%	249,414	19.44	4,848,428	0.64%	17.70%
2009	1.30%	258,697	16.52	4,272,690	0.55%	31.74%
NVIT Money Market Fund - Class I (SAM)
2013	1.30%	256,036	24.49 to 26.60	6,339,327	0.00%	-1.30%
2012	1.30%	293,146	26.95	7,347,368	0.00%	-1.30%
2011	1.30%	329,210	25.14 to 27.31	8,360,096	0.00%	-1.30%
2010	1.30%	405,986	25.47 to 27.67	10,469,081	0.00%	-1.30%
2009	1.30%	492,641	25.80 to 28.04	12,868,032	0.04%	-1.26% to -1.27%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	1.30%	10,564	13.48	142,403	0.88%	32.94%
2012	1.30%	7,161	10.14	72,613	0.41%	14.84%
2011	1.30%	9,659	8.83	85,289	0.01%	-4.13%
2010	1.30%	11,470	9.21	105,639	0.06%	13.99%
2009	1.30%	9,149	8.08	73,936	0.00%	28.05%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	1.30%	569,341	$14.37	$ 8,181,444	0.00%	37.14%
2012	1.30%	624,018	10.48	6,539,711	0.00%	13.41%
2011	1.30%	690,999	9.24	6,384,842	0.00%	-5.47%
2010	1.30%	792,662	9.78	7,752,201	0.00%	25.17%
2009	1.30%	873,956	7.81	6,825,933	0.00%	25.56%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	1.30%	1,624,451	15.10	24,529,251	1.20%	33.91%
2012	1.30%	1,710,281	11.28	19,291,897	1.12%	14.83%
2011	1.30%	1,929,143	9.82	18,944,198	0.79%	-3.59%
2010	1.30%	2,232,677	10.19	22,750,850	1.33%	18.08%
2009	1.30%	2,489,175	8.63	21,481,461	1.18%	28.81%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	1.30%	3,228	21.20	68,434	0.51%	34.86%
2012	1.30%	6,250	15.72	98,250	0.92%	17.14%
2011	1.30%	4,161	13.42	55,841	0.72%	-3.45%
2010	1.30%	3,132	13.90	43,535	0.09%	7.34%
2009	1.30%	2,676	12.95	34,654	0.13%	29.46%	****
VP Balanced Fund - Class I (ACVB)
2013	1.30%	294,736	16.82	4,957,350	1.62%	15.90%
2012	1.30%	249,134	14.51	3,615,006	2.06%	10.34%
2011	1.30%	271,951	13.15	3,576,203	1.89%	3.97%
2010	1.30%	295,694	12.65	3,740,450	1.89%	10.19%
2009	1.30%	329,045	11.48	3,777,424	5.51%	13.98%
VP Capital Appreciation Fund - Class I (ACVCA)
2013	1.30%	119,749	44.50	5,328,548	0.00%	29.22%
2012	1.30%	131,927	34.44	4,542,958	0.00%	14.49%
2011	1.30%	138,330	30.08	4,160,605	0.00%	-7.72%
2010	1.30%	147,740	32.59	4,815,335	0.00%	29.59%
2009	1.30%	162,639	25.15	4,090,655	1.49%	35.29%
VP Income & Growth Fund - Class I (ACVIG)
2013	1.30%	186,170	21.16	3,939,358	2.22%	34.06%
2012	1.30%	197,879	15.78	3,122,538	2.08%	13.25%
2011	1.30%	233,740	13.94	3,258,328	1.53%	1.77%
2010	1.30%	261,412	13.70	3,581,325	1.51%	12.66%
2009	1.30%	306,469	12.16	3,726,654	6.28%	16.56%
Appreciation Portfolio - Initial Shares (DCAP)
2013	1.30%	264,356	21.78	5,757,670	1.94%	19.53%
2012	1.30%	344,900	18.22	6,284,076	3.70%	8.99%
2011	1.30%	364,637	16.72	6,096,726	1.67%	7.60%
2010	1.30%	399,463	15.54	6,207,645	2.22%	13.82%
2009	1.30%	447,701	13.65	6,111,118	2.85%	20.97%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2013	1.30%	1,246,288	33.22	41,401,641	0.00%	46.62%
2012	1.30%	1,359,754	22.66	30,811,947	0.00%	18.99%
2011	1.30%	1,513,935	19.04	28,825,353	0.41%	-14.96%
2010	1.30%	1,678,257	22.39	37,576,224	0.76%	29.45%
2009	1.30%	1,842,173	17.30	31,869,522	1.91%	24.40%
Quality Bond Portfolio - Initial Shares (DQBP)
2013	1.30%	252,699	20.41	5,157,588	2.81%	-2.82%
2012	1.30%	254,971	21.00	5,354,395	2.98%	5.60%
2011	1.30%	278,534	19.89	5,540,041	3.65%	5.64%
2010	1.30%	315,909	18.83	5,948,563	3.91%	6.97%
2009	1.30%	356,513	17.60	6,274,964	4.52%	13.46%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2013	1.30%	294,865	15.80 to 15.85	4,658,943	0.84%	29.30% to 29.25%
2012	1.30%	311,148	12.27	3,802,460	1.06%	14.63%
2011	1.30%	369,430	10.70	3,938,408	0.79%	-4.05%
2010	1.30%	367,397	11.11 to 11.15	4,082,156	1.03%	15.41%
2009	1.30%	380,484	9.63 to 9.66	3,664,536	1.15%	33.71%
Equity-Income Portfolio - Initial Class (FEIP)
2013	1.30%	1,212,439	41.50	50,316,815	2.47%	26.48%
2012	1.30%	1,336,415	32.81	43,848,497	3.06%	15.78%
2011	1.30%	1,513,759	28.34	42,900,288	2.40%	-0.34%
2010	1.30%	1,696,082	28.44	48,236,094	1.81%	13.65%
2009	1.30%	1,875,058	25.02	46,916,913	2.63%	28.52%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Portfolio - Initial Class (FHIP)
2013	1.30%	500,288	$23.18	$ 11,596,693	5.68%	4.57%
2012	1.30%	547,978	22.17	12,148,649	5.74%	12.74%
2011	1.30%	593,197	19.66	11,662,265	6.57%	2.68%
2010	1.30%	658,388	19.15	12,608,138	7.53%	12.34%
2009	1.30%	743,170	17.05	12,671,017	7.95%	42.09%
Templeton Foreign Securities Fund - Class 1 (TIF)
2013	1.30%	581,845	32.94	19,165,973	2.54%	21.67%
2012	1.30%	620,520	27.07	16,797,486	3.24%	17.05%
2011	1.30%	698,307	23.13	16,151,836	1.91%	-11.61%
2010	1.30%	768,334	26.17	20,107,276	2.08%	7.26%
2009	1.30%	856,838	24.39	20,901,796	5.73%	35.56%
Balanced Portfolio - I Class Shares (AMBP)
2013	1.30%	323,311	30.92	9,996,938	0.00%	16.94%
2012	1.30%	370,925	26.44	9,807,432	0.00%	7.92%
2011	1.30%	412,530	24.50	10,107,171	0.29%	-1.92%
2010	1.30%	460,032	24.98	11,491,834	0.99%	17.28%
2009	1.30%	501,931	21.30	10,691,173	3.83%	20.87%
Real Return Portfolio - Administrative Class (PMVRRA)
2013	1.30%	154,531	13.42	2,073,799	1.72%	-10.40%
2012	1.30%	158,844	14.98	2,379,486	1.04%	7.34%
2011	1.30%	166,439	13.95	2,323,472	2.02%	10.22%
2010	1.30%	120,971	12.66	1,531,493	1.43%	6.71%
2009	1.30%	109,739	11.86 to 11.87	1,302,602	3.02%	16.81% to 16.95%
Total Return Portfolio - Administrative Class (PMVTRA)
2013	1.30%	205,850	14.76 to 14.81	3,038,866	2.14%	-3.21% to -3.23%
2012	1.30%	328,221	15.30	5,005,939	2.56%	8.17%
2011	1.30%	295,172	14.14	4,162,368	2.63%	2.26%
2010	1.30%	259,980	13.79 to 13.83	3,585,177	2.42%	6.71%
2009	1.30%	236,312	12.92 to 12.96	3,053,206	5.12%	12.55% to 12.64%
VI American Franchise Fund - Series I Shares (ACEG)
2013	1.30%	116,992	13.37 to 14.37	1,677,514	0.45%	38.32% to 38.31%
2012	1.30%	138,918	10.39	1,440,675	0.00%	-3.36%	****
VI Global Health Care Fund - Series I Shares (IVHS)
2013	1.30%	28,051	18.38 to 18.47	515,695	0.68%	38.72% to 39.38%
2012	1.30%	23,646	13.25	313,310	0.00%	19.26%
2011	1.30%	19,636	11.16	218,230	0.00%	2.60%
2010	1.30%	20,788	10.83 to 10.87	225,203	0.00%	3.92%
2009	1.30%	15,908	10.42 to 10.46	165,840	0.34%	26.01%
VI Global Real Estate Fund - Series I Shares (IVRE)
2013	1.30%	88,812	11.57 to 11.65	1,034,639	3.70%	1.38% to 1.39%
2012	1.30%	96,248	11.49	1,105,893	0.57%	26.45%
2011	1.30%	86,790	9.02	788,914	3.68%	-7.72%
2010	1.30%	77,016	9.78 to 9.85	758,600	4.84%	15.99%
2009	1.30%	83,877	8.43 to 8.49	712,109	0.00%	29.82%
VI International Growth Fund - Series I Shares (AVIE)
2013	1.30%	65,247	22.14	1,444,590	0.85%	17.47%
2012	1.30%	119,231	18.85	2,247,503	1.54%	14.03%
2011	1.30%	112,106	16.53	1,853,111	1.50%	-7.95%
2010	1.30%	113,552	17.96	2,039,391	2.26%	11.40%
2009	1.30%	134,717	16.12	2,171,653	1.83%	33.48%
Micro-Cap Portfolio - Investment Class (ROCMC)
2013	1.30%	96,201	13.90 to 13.92	1,337,198	0.48%	19.41%
2012	1.30%	116,339	11.66	1,354,214	0.00%	6.20%
2011	1.30%	136,595	10.98	1,497,099	2.27%	-13.24%
2010	1.30%	139,465	12.63 to 12.65	1,761,461	1.95%	28.27%
2009	1.30%	141,676	9.85 to 9.86	1,395,512	0.00%	55.99% to 56.10%
SBL Fund - Series D (World Equity Income Series) (SBLD)
2013	1.30%	84,788	11.51	975,910	0.00%	17.69%
2012	1.30%	38,357	9.78	375,131	0.00%	15.06%
2011	1.30%	43,547	8.50	370,150	0.00%	-16.91%
2010	1.30%	55,042	10.23	563,080	0.00%	14.17%
2009	1.30%	61,716	8.96	552,975	0.00%	18.21%
SBL Fund - Series J (StylePlus Mid Growth Series) (SBLJ)
2013	1.30%	35,910	13.03	467,907	0.00%	28.75%
2012	1.30%	42,347	10.12	428,552	0.00%	14.35%
2011	1.30%	46,685	8.85	413,162	0.00%	-5.55%
2010	1.30%	51,870	9.37	486,022	0.00%	22.48%
2009	1.30%	45,011	7.65	344,334	0.00%	42.19%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Series N (Managed Asset Allocation Series) (SBLN)
2013	1.30%	25,023	$14.02	$ 350,822	0.00%	12.79%
2012	1.30%	22,965	12.43	285,455	0.00%	11.88%
2011	1.30%	25,771	11.11	286,316	0.00%	-0.71%
2010	1.30%	28,617	11.19	320,224	0.00%	9.17%
2009	1.30%	36,928	10.25	378,540	0.00%	23.94%
Series O (All Cap Value Series) (SBLO)
2013	1.30%	80,975	14.97	1,212,196	0.00%	31.55%
2012	1.30%	178,210	11.38	2,028,030	0.00%	13.91%
2011	1.30%	189,213	9.99	1,890,238	0.00%	-5.58%
2010	1.30%	179,564	10.58	1,899,787	0.00%	15.13%
2009	1.30%	213,205	9.19	1,959,354	0.00%	31.29%
Series P (High Yield Series) (SBLP)
2013	1.30%	35,870	16.96	608,355	0.00%	5.93%
2012	1.30%	61,443	16.01	983,702	0.00%	13.39%
2011	1.30%	57,586	14.12	813,114	0.00%	-1.33%
2010	1.30%	49,960	14.31	714,928	0.00%	13.93%
2009	1.30%	65,600	12.56	823,936	0.00%	70.42%
Series Q (Small Cap Value Series) (SBLQ)
2013	1.30%	99,530	19.70 to 19.79	1,960,779	0.00%	35.02%
2012	1.30%	89,199	14.66	1,301,413	0.00%	17.95%
2011	1.30%	108,822	12.43	1,346,140	0.00%	-5.85%
2010	1.30%	112,351	13.14 to 13.20	1,476,319	0.00%	20.30%
2009	1.30%	123,810	10.92 to 10.97	1,352,238	0.00%	53.80% to 53.91%
Series V (Mid Cap Value Series) (SBLV)
2013	1.30%	230,884	17.45 to 17.51	4,028,960	0.00%	31.60% to 31.59%
2012	1.30%	254,660	13.31	3,376,805	0.00%	15.59%
2011	1.30%	292,162	11.51	3,351,109	0.00%	-8.69%
2010	1.30%	307,847	12.57 to 12.61	3,869,647	0.00%	16.27%
2009	1.30%	301,666	10.81 to 10.84	3,261,019	0.00%	42.05% to 42.06%
SBL Fund - Series X (StylePlus Small Growth Series) (SBLX)
2013	1.30%	32,889	14.25	468,668	0.00%	39.57%
2012	1.30%	39,074	10.26	399,060	0.00%	10.10%
2011	1.30%	42,202	9.32	391,724	0.00%	-3.23%
2010	1.30%	37,695	9.59	361,495	0.00%	28.38%
2009	1.30%	42,126	7.47	314,681	0.00%	33.39%
SBL Fund - Series Y (StylePlus Large Growth Series) (SBLY)
2013	1.30%	3,644	12.32	44,894	0.00%	26.62%
2012	1.30%	6,492	9.73	63,167	0.00%	9.33%
2011	1.30%	5,971	8.90	53,142	0.00%	-5.62%
2010	1.30%	5,485	9.43	51,724	0.00%	15.14%
2009	1.30%	6,147	8.19	50,345	0.00%	31.46%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2009	1.30%	1	27.48	24	0.00%	45.82%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	1.30%	155,581	9.35	1,454,680	0.15%	-9.11%
2010	1.30%	179,236	10.29	1,844,320	0.77%	13.99%
2009	1.30%	198,489	9.02	1,791,122	0.87%	19.50%

2013	Reserves for annuity contracts in payout phase:			135,057
2013	Contract owners equity:			$ 391,084,684
2012	Reserves for annuity contracts in payout phase:			116,763
2012	Contract owners equity:			$ 349,168,005
2011	Reserves for annuity contracts in payout phase:			85,941
2011	Contract owners equity:			$ 343,644,141
2010	Reserves for annuity contracts in payout phase:			121,951
2010	Contract owners equity:			$ 399,805,531
2009	Reserves for annuity contracts in payout phase:			150,511
2009	Contract owners equity:			$ 389,631,848

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.